Loss Per Share (Details) - Schedule of Loss and Share Data Used in the Basic and Diluted loss Per Share - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares [Member]
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations	¥ (47,954)	¥ (644,224)	¥ (42,792)
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations	22,905,148	21,340,420	21,121,241
Class B Ordinary Shares [Member]
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations
Loss attributable to ordinary equity holders of the parent for basic and diluted loss per share calculations	¥ (17,337)	¥ (249,990)	¥ (16,778)
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations
Weighted average number of ordinary shares in issue during the year for basic and diluted loss per share calculations	8,281,098	8,281,098	8,281,098